SHARE-BASED COMPENSATION (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 29, 2019
Number of Stock Options, Ending Balance	14,596,650	14,752,960
Weighted Average Exercise Price, Ending Balance	$ 1.12	$ 1.40
Number of Stock Options, Granted	4,084,005
Weighted Average Exercise Price, Granted	$ 0.28
Number of Stock Options, Exercised	(1,473,534)
Weighted Average Exercise Price, Exercised	$ (0.17)
Number of Stock Options, Forfeited	(2,766,781)
Weighted Average Exercise Price, Forfeited	$ (2.11)
Number of Stock Options, Stock Options Exercisable	13,783,375
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.07
Medmen Enterprises Inc. [Member]
Number of Stock Options, Ending Balance		14,752,960	8,618,204	13,538,102
Weighted Average Exercise Price, Ending Balance		$ 1.40	$ 2.78	$ 4.31
Number of Stock Options, Granted		7,858,643	6,812,552
Weighted Average Exercise Price, Granted		$ 0.17	$ 1.34
Number of Stock Options, Exercised		(20,227,863)
Number of Stock Options, Forfeited		(1,723,887)	(11,732,450)
Weighted Average Exercise Price, Forfeited		$ (2.73)	$ (2.79)